Vessels and Vessels held for sale, detail (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Movement in Property, Plant and Equipment [Roll Forward]
Vessels' cost, beginning balance	$ 286,991	$ 421,903
Capitalized costs		194
Vessels' disposals	(9,951)	(16,245)
Transfer to vessels held for sale	(21,350)
Impairment charges	(8,363)	(118,861)	$ (6,607)
Vessels' cost, ending balance	247,327	286,991	421,903
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated depreciation, beginning balance	(46,639)	(37,354)
Vessels' disposals	5,001	2,728
Transfer to vessels held for sale	2,972
Depreciation	(7,353)	(12,013)
Accumulated depreciation, ending balance	(46,019)	(46,639)	(37,354)
Property, Plant and Equipment, Net, by Type [Abstract]
Vessels' net book value, beginning balance	240,352	384,549
Capitalized costs		194
Vessels' disposals	(4,950)	(13,517)
Transfer to vessels held for sale	(18,378)
Depreciation	(7,353)	(12,013)
Impairment charges	(8,363)	(118,861)	(6,607)
Vessel's net book value, ending balance	$ 201,308	$ 240,352	$ 384,549